NOTE 2- Significant Accounting Policies: v. Issuance costs (Policies)	12 Months Ended
Dec. 31, 2025
Policies
v. Issuance costs:

v.    Issuance costs:

The Company allocates incremental costs that are directly attributable to issuing new shares to equity, net of any income tax benefit. Costs related to the stock market listing, or those that are not incremental and directly attributable to issuing new shares, are recognized as an expense in the Statement of Loss and Other Comprehensive Loss.